Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of fair value of assets measured on recurring basis
The following table sets forth the major financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2018 and 2019:

	Fair value measurements
	Total	Quoted prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)
	RMB	RMB	RMB
As of December 31, 2018
Time deposits	343,410	343,410	—
Short-term investments	50,215	—	50,215

Total	393,625	343,410	50,215

As of December 31, 2019
Time deposits	1,325,737	1,325,737	—
Short-term investments	121,126	—	121,126

Total	1,446,863	1,325,737	121,126